SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION

For the
Allspring High Yield Bond Fund
Allspring Short-Term High Income Fund
(each a “Fund”, together the “Funds”)

Effectively immediately Chris Lee is removed as a portfolio manager for each Fund, all references to Chris Lee in the Funds’ prospectus and statement of additional information are hereby removed.

Effective immediately, Brian Keller is added as a portfolio manager to each Fund.

I. Prospectus Effective immediately, In the section entitled “Fund Summary – Fund Management” for Allspring High Yield Bond Fund and Allspring Short-Term High Income Fund, the Fund Management tables are updated to include the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Brian Keller, CFA, Portfolio Manager / 2025 Michael J. Schueller, CFA, Portfolio Manager/ 2021

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended with the following:

Brian Keller High Yield Bond Fund Short-Term High Income Fund	Mr. Keller joined Allspring Investments or one of its predecessor firms in 2010, where he currently serves as a portfolio manager for the Plus Fixed Income team.

II. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the following Other Managed Accounts table is added and the Portfolio Manager Fund Holdings table is amended to include the following:

Brian Keller[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Brian Keller became a portfolio manager of the Fund on October 8, 2025. The information presented in this table is as of August 31, 2024, at which time Brian Keller was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Allspring Investments[1]
Brian Keller[2]	High Yield Bond Fund Short-Term High Income Fund	$0 $0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Brian Keller became a portfolio manager of the Fund on October 8, 2025. The information presented in this table is as of August 31, 2024, at which time Brian Keller was not a portfolio manager of the Fund.

October 8, 2025	SUP4323 10-25